Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Net decrease in cash and cash equivalents before exchange	£ (888)	£ (237)
Net decrease in bonds and other borrowings	729	561
Net (increase)/decrease in net borrowings from cash flows	(159)	324
Exchange differences on net borrowings	(31)	420
Other non-cash items	(32)	(159)
Net borrowings at beginning of the period	(12,109)	(13,246)
Net borrowings at end of the period	(12,331)	(12,661)
Payments For Derivatives Designated In Forward Point Hedges	£ (2)	£ 0